Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 5.8%
Centuria Capital Group (A)	3,988,359	$ 3,916,146
Charter Hall Group, REIT (A)	161,835	1,193,442
Dexus, REIT	368,002	1,830,646
Goodman Group, REIT (A)	1,209,041	12,219,545
GPT Group, REIT	655,409	1,613,073
Lendlease Corp. Ltd. (A)	235,708	1,347,574
National Storage, REIT	2,531,200	3,644,798
NEXTDC Ltd. (B)	954,378	5,339,766

		31,104,990

Belgium - 0.8%
VGP NV	31,611	3,015,098
Warehouses De Pauw CVA, REIT	48,511	1,191,460

		4,206,558

Canada - 2.4%
Allied Properties, REIT	234,944	4,653,468
Choice Properties Real Estate Investment Trust	433,046	3,946,899
Summit Industrial Income, REIT	339,023	4,199,286

		12,799,653

China - 0.6%
GDS Holdings Ltd., Class A (B)	1,436,495	3,160,519

France - 0.5%
Klepierre SA, REIT (B)	145,730	2,533,553

Germany - 1.6%
Vonovia SE	402,519	8,687,070

Hong Kong - 6.1%
CK Asset Holdings Ltd.	761,000	4,568,577
ESR Group Ltd. (C)	1,546,500	3,890,017
Hongkong Land Holdings Ltd.	371,100	1,630,620
Link, REIT	722,600	5,044,114
New World Development Co. Ltd.	1,603,250	4,553,369
Sun Hung Kai Properties Ltd.	754,000	8,321,350
Swire Properties Ltd.	360,200	774,888
Wharf Holdings Ltd. (A)	337,000	1,077,730
Wharf Real Estate Investment Co. Ltd.	530,000	2,402,696

		32,263,361

Japan - 10.7%
Daito Trust Construction Co. Ltd.	26,400	2,469,515
Daiwa House Industry Co. Ltd.	240,800	4,896,091
GLP J-REIT	1,536	1,703,503
Hankyu Hanshin, Inc., REIT	739	774,697
Heiwa Real Estate Co. Ltd.	11,700	320,475
Heiwa Real Estate, Inc., REIT	834	875,448
Hulic Co. Ltd.	932,700	6,871,908
Invincible Investment Corp., REIT	2,086	657,109
Japan Hotel Investment Corp., REIT	1,528	763,672
Japan Real Estate Investment Corp., REIT	795	3,279,687
Katitas Co. Ltd. (A)	18,300	407,435
Keihanshin Building Co. Ltd.	139,000	1,171,859
Kenedix Office Investment Corp., REIT	1,596	7,526,675
Mitsui Fudosan Logistics Park, Inc., REIT	961	3,289,004
Nippon Building Fund, Inc., REIT	1,181	5,196,962
ORIX J-REIT, Inc.	3,416	4,368,943
Sumitomo Realty & Development Co. Ltd.	514,200	11,693,958
Tokyu Fudosan Holdings Corp.	206,900	1,074,369

		57,341,310

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 0.7%
ESR Kendall Square Co. Ltd., REIT	904,708	$ 3,178,720
LOTTE Co. Ltd., REIT	198,494	678,093

		3,856,813

Singapore - 2.5%
CapitaLand Integrated Commercial Trust, REIT	3,944,000	5,246,244
Capitaland Investment Ltd.	1,959,700	4,714,771
Cromwell European, REIT	1,820,222	3,193,197

		13,154,212

Spain - 2.3%
Cellnex Telecom SA (C)	237,752	7,333,834
Merlin Properties Socimi SA, REIT	652,145	5,032,060

		12,365,894

Sweden - 0.9%
Castellum AB (A)	426,641	4,780,368

United Kingdom - 5.9%
British Land Co. PLC, REIT	1,407,788	5,452,859
Derwent London PLC, REIT	203,125	4,582,535
Great Portland Estates PLC, REIT	845,759	4,123,682
LXI PLC, REIT (A)	1,619,499	2,235,746
Segro PLC, REIT	619,057	5,165,323
Tritax Big Box PLC, REIT	1,986,463	2,997,722
UNITE Group PLC, REIT	739,513	7,021,121

		31,578,988

United States - 57.3%
Agree Realty Corp., REIT	135,634	9,166,146
Alexandria Real Estate Equities, Inc., REIT	50,803	7,122,073
American Tower Corp., REIT	24,681	5,299,011
AvalonBay Communities, Inc., REIT	84,170	15,503,272
Boston Properties, Inc., REIT	94,710	7,100,409
Brookdale Senior Living, Inc. (B)	614,770	2,625,068
Cousins Properties, Inc., REIT	222,848	5,203,501
Digital Realty Trust, Inc., REIT	16,692	1,655,513
EPR Properties, REIT	257,934	9,249,513
Equinix, Inc., REIT	40,087	22,803,089
Extra Space Storage, Inc., REIT	80,185	13,848,751
Federal Realty Investment Trust, REIT	30,855	2,780,653
Host Hotels & Resorts, Inc., REIT	461,735	7,332,352
Hudson Pacific Properties, Inc., REIT	212,859	2,330,806
Invitation Homes, Inc., REIT	322,942	10,905,751
Mid-America Apartment Communities, Inc., REIT	72,117	11,183,183
Omega Healthcare Investors, Inc., REIT	81,452	2,402,019
Outfront Media, Inc., REIT	813,895	12,363,065
Physicians Realty Trust, REIT	521,436	7,842,397
Prologis, Inc., REIT	242,892	24,677,827
Public Storage, REIT	42,129	12,335,793
Regency Centers Corp., REIT	72,533	3,905,902
Rexford Industrial Realty, Inc., REIT	235,534	12,247,768
Ryman Hospitality Properties, Inc., REIT	58,629	4,314,508
SBA Communications Corp., REIT	18,687	5,319,255
Simon Property Group, Inc., REIT	120,880	10,848,980
SL Green Realty Corp., REIT (A)	102,839	4,130,014
Spirit Realty Capital, Inc., REIT	202,706	7,329,849
STAG Industrial, Inc., REIT	201,554	5,730,180
Sun Communities, Inc., REIT	97,267	13,163,143

Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UDR, Inc., REIT	290,683	$ 12,124,388
Ventas, Inc., REIT	203,277	8,165,637
VICI Properties, Inc., REIT	553,862	16,532,781
Welltower, Inc., REIT	133,554	8,590,193

		306,132,790

Total Common Stocks (Cost $697,424,016)		523,966,079

OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (D)	10,266,230	10,266,230

Total Other Investment Company (Cost $10,266,230)		10,266,230

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 1.10% (D), dated 09/30/2022, to be repurchased at $11,367,368 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $11,593,676.	$ 11,366,326	11,366,326

Total Repurchase Agreement (Cost $11,366,326)		11,366,326

Total Investments (Cost $719,056,572)		545,598,635
Net Other Assets (Liabilities) - (2.1)%		(11,470,568)

Net Assets - 100.0%		$ 534,128,067

Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/14/2022	USD	3,257,502	CAD	4,188,000	$225,791	$—
BNP	10/14/2022	USD	1,294,569	GBP	1,071,000	98,376	—
BNP	10/14/2022	AUD	29,000	USD	19,198	—	(645)
BNP	10/14/2022	GBP	54,000	USD	58,745	1,568	—
BOA	10/14/2022	USD	6,577,107	AUD	9,701,000	370,871	—
BOA	10/14/2022	USD	1,067,492	CAD	1,373,000	73,572	—
BOA	10/14/2022	USD	842,998	CHF	825,000	5,829	—
BOA	10/14/2022	USD	18,709,177	EUR	18,298,000	758,653	—
BOA	10/14/2022	USD	3,290,818	GBP	2,751,000	218,243	—
BOA	10/14/2022	USD	2,107,440	SGD	3,022,000	3,069	—
BOA	10/14/2022	EUR	11,339,000	USD	11,602,848	—	(479,173)
BOA	10/14/2022	AUD	4,131,000	USD	2,753,409	—	(110,592)
BOA	10/14/2022	CAD	999,000	USD	733,797	—	(10,618)
BOA	10/14/2022	JPY	50,255,000	USD	361,459	—	(13,769)
BOA	10/14/2022	HKD	368,000	USD	46,904	—	(6)
BOA	10/14/2022	NZD	2,922,000	USD	1,790,487	—	(155,102)
BOA	10/14/2022	CHF	6,414,000	USD	6,647,198	—	(138,592)
BOA	10/14/2022	NOK	11,120,000	USD	1,097,804	—	(76,502)
CITI	10/14/2022	USD	801,838	AUD	1,166,000	55,887	—
CITI	10/14/2022	USD	101,773	GBP	89,000	2,370	—
CITI	10/14/2022	USD	4,050,283	KRW	5,315,794,000	333,860	—
CITI	10/14/2022	EUR	192,000	USD	191,380	—	(3,026)
CITI	10/14/2022	ILS	24,794,000	USD	7,140,512	—	(178,766)
GSI	10/14/2022	USD	789,213	AUD	1,110,000	79,088	—
GSI	10/14/2022	USD	15,416,758	HKD	120,666,000	39,135	—
GSI	10/14/2022	USD	625,552	NOK	6,715,000	8,822	—
GSI	10/14/2022	CHF	290,000	USD	309,829	—	(15,551)
GSI	10/14/2022	KRW	1,311,774,000	USD	919,121	—	(2,023)
HSBC	10/14/2022	USD	773,703	AUD	1,120,000	57,181	—
HSBC	10/14/2022	USD	630,697	CAD	824,000	34,200	—
HSBC	10/14/2022	USD	2,674,986	EUR	2,634,000	91,005	—
HSBC	10/14/2022	USD	3,347,529	GBP	2,757,000	268,251	—
HSBC	10/14/2022	USD	657,300	HKD	5,146,000	1,496	—
HSBC	10/14/2022	USD	1,396,680	ILS	4,956,000	5,117	—
HSBC	10/14/2022	USD	1,030,414	JPY	146,702,000	15,454	—
HSBC	10/14/2022	USD	469,334	SEK	5,047,000	14,269	—
HSBC	10/14/2022	USD	507,322	SGD	698,000	21,269	—
HSBC	10/14/2022	HKD	27,739,000	USD	3,537,778	—	(2,731)
HSBC	10/14/2022	JPY	203,129,000	USD	1,411,116	—	(5,764)
HSBC	10/14/2022	EUR	683,000	USD	692,583	—	(22,553)
HSBC	10/14/2022	GBP	2,178,000	USD	2,485,383	—	(52,787)
HSBC	10/14/2022	SGD	1,304,000	USD	902,687	5,354	—
HSBC	10/14/2022	SEK	51,561,000	USD	4,900,431	—	(251,405)
JPM	10/14/2022	USD	947,280	AUD	1,461,000	12,602	—
JPM	10/14/2022	USD	856,204	EUR	859,000	13,517	—
JPM	10/14/2022	USD	1,401,816	GBP	1,267,000	—	(13,289)
JPM	10/14/2022	USD	7,953,374	JPY	1,137,895,000	80,825	—
JPM	10/14/2022	USD	1,881,634	SEK	20,835,000	3,035	—
JPM	10/14/2022	EUR	3,701,000	USD	3,728,581	—	(97,865)
JPM	10/14/2022	HKD	64,973,000	USD	8,282,722	—	(2,590)
JPM	10/14/2022	SEK	5,393,000	USD	538,682	—	(52,419)
JPM	10/14/2022	ILS	4,000,000	USD	1,232,651	—	(109,517)
JPM	10/14/2022	JPY	2,951,817,103	USD	21,312,943	—	(890,739)
JPM	10/14/2022	SGD	768,000	USD	538,690	—	(3,893)
JPM	10/14/2022	AUD	1,986,000	USD	1,331,296	—	(60,747)
JPM	10/14/2022	GBP	2,787,000	USD	3,216,944	—	(104,160)
JPM	10/14/2022	CAD	46,000	USD	35,499	—	(2,199)
SSB	10/14/2022	USD	304,161	AUD	433,000	27,148	—
SSB	10/14/2022	USD	1,267,694	CAD	1,632,000	86,283	—
SSB	10/14/2022	USD	528,827	CHF	510,000	11,305	—
SSB	10/14/2022	USD	701,332	EUR	687,000	27,378	—
SSB	10/14/2022	USD	5,584,954	GBP	4,698,000	337,784	—

Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	10/14/2022	USD	1,654,214	JPY	217,426,000	$149,948	$—
SSB	10/14/2022	SEK	5,546,000	USD	539,371	—	(39,313)
SSB	10/14/2022	CAD	595,000	USD	456,864	—	(26,142)
SSB	10/14/2022	EUR	82,000	USD	83,086	—	(2,644)
SSB	10/14/2022	GBP	137,000	USD	148,981	4,033	—
SSB	10/14/2022	JPY	44,460,000	USD	307,557	40	—
SSB	10/14/2022	SGD	14,935,000	USD	10,631,741	—	(231,747)
UBS	10/14/2022	USD	385,913	CAD	507,000	18,894	—
UBS	10/14/2022	USD	3,419,078	GBP	2,882,000	200,188	—
UBS	10/14/2022	USD	1,572,769	HKD	12,334,000	929	—
UBS	10/14/2022	EUR	1,215,000	USD	1,192,568	—	(642)
UBS	10/14/2022	JPY	177,836,000	USD	1,260,168	—	(29,806)
UBS	10/14/2022	HKD	2,071,000	USD	264,062	—	(134)
UBS	10/14/2022	AUD	3,078,000	USD	1,979,249	—	(10,092)

Total						$3,762,639	$(3,197,543)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	78.2%	$ 426,837,154
Real Estate Management & Development	14.4	78,669,738
IT Services	1.6	8,500,285
Diversified Telecommunication Services	1.3	7,333,834
Health Care Providers & Services	0.5	2,625,068

Investments	96.0	523,966,079
Short-Term Investments	4.0	21,632,556

Total Investments	100.0%	$ 545,598,635

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$318,932,443	$205,033,636	$—	$523,966,079
Other Investment Company	10,266,230	—	—	10,266,230
Repurchase Agreement	—	11,366,326	—	11,366,326

Total Investments	$329,198,673	$216,399,962	$—	$545,598,635

Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$3,762,639	$—	$3,762,639

Total Other Financial Instruments	$—	$3,762,639	$—	$3,762,639

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(3,197,543)	$—	$(3,197,543)

Total Other Financial Instruments	$—	$(3,197,543)	$—	$(3,197,543)

Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,944,480, collateralized by cash collateral of $10,266,230 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,683,865. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $11,223,851, representing 2.1% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7